Common Stock (Additional Information) (Details) - USD ($)		12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock		$ 829,469
Common stock, shares authorized		150,000,000	150,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Each common stock entitles voting right		one vote
Cash dividends		$ 0
Purchase Agreement | Arena Business Solutions Global SPC II, Ltd. | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of common stock sold		475,755
Proceeds from issuance of common stock		$ 800,000
Additional commitment amount	$ 30,000,000.0
Percentage of purchase price of shares equal to simple average of the daily VWAP	96.00%
Commitment shares	296,181
Fair value of commitment shares	$ 650,000
Other issuance costs	379,000
Weighted-average price		$ 1.74
Purchase Agreement | Arena Business Solutions Global SPC II, Ltd. | Common Stock | Maximum
Subsidiary, Sale of Stock [Line Items]
Commitment amount	15,000,000.0
Obligated purchase amount	$ 15,000,000.0